Earnings Per Share - Additional Information (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026
Earnings Per Share [Abstract]
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 152,717,402	$ 188,134,733
Weighted Average Number of Shares Outstanding, Basic	1	1
Earnings Per Share, Basic	$ 152,717,402	$ 188,134,733
Change In Fair Value Of Refundable Investor Advances	$ 82,054,043	$ 77,477,000
Earnings Per Share, Diluted	$ 152,717,402	$ 188,134,733